Net Income (loss) per Share - Schedule of securities were not included in the computation of diluted shares outstanding (Detail)	12 Months Ended
Dec. 31, 2023 shares
PubCo Warrants - Public and Private
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	43,848,750
PubCo Class E Common Stock - Earnouts Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	1,075,761
BT OpCo Founder Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	2,900,000
BT OpCo Exchangeable Non-Controlling Interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	41,200,000
BT OpCo Earnouts Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	15,000,000
2023 Incentive Plan RSU awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	1,352,145